Stockholders' Equity (Details Narrative) - USD ($)			1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 02, 2016	Jul. 21, 2016	Jul. 26, 2016	Jul. 21, 2016	May 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Description of the reverse stock split		1-for-40 reverse stock split of its issued common stock, which was effectuated on July 26, 2016.	A 1-for-40 reverse stock split of its issued common stock on July 26, 2016.	A 1-for-40 reverse stock split of its issued common stock on July 26, 2016.				A ratio of 1-for-15, 1-for-20, 1-for-25, 1-for-30, 1-for-35 or 1-for-40, with the specific ratio and effective time of the reverse stock split.
Payment to stockholders		$ 4,800
Proceeds from common stock called									$ 5,800,000	$ 8,600,000
Other transaction costs							$ 140,086
Number of awards oustanding						315,566			337,441	298,283	258,583
Number of awards granted						2,000			53,750	61,912
Weighted average grant date fair value of options granted									$ 3.01	$ 18.77
Directors fees									$ 124,069	$ 145,993
Employee Severance [Member]
Non-cash share-based compensation expense					$ 492,926				$ 12,005
Amended and Restated 2013 Incentive Compensation Plan [Member]
Previously common stock reserved for issuance										125,000
Common stock reserved for issuance						156,250				156,250
Number of share available for grant						11,756			6
Number of awards oustanding						102,700			117,950
Number of awards granted						41,794			38,294
Unrecognized compensation expense						$ 670,911			$ 964,000
Weighted average period						1 year 2 months 23 days			1 year 4 months 6 days
Director [Member]
Number of shares issued to directors							2,824
2015 Placement Agent Warrants [Member]
Number of shares issued										40,000
Cash commission for services										$ 380,155
Other transaction costs										$ 172,128
Common Stock [Member]
Number of shares issued to directors									22,313	5,744
Warrant [Member]
Term of warrant						5 years
Second Amendment (2016 PIPE) [Member] | Secured Notes 2014 [Member]
Number of shares issued	13,125
Number of unit issued	350,000
Second Amendment (2016 PIPE) [Member] | Secured Notes 2014 [Member] | Warrant [Member]
Warrant exercise price (in dollars per share)	$ 5.50
Second Amendment (2016 PIPE) [Member] | Secured Notes 2014 [Member] | Investor [Member]
Number of shares issued	1
Number of unit issued	851,000
Value of unit issued	4,250,000
Other offering expenses	$ 418,000
Second Amendment (2016 PIPE) [Member] | Secured Notes 2014 [Member] | Investor [Member] | Warrant [Member]
Warrant exercise price (in dollars per share)	$ 5.50
Number of each common stock called	0.90
Second Amendment (2016 PIPE) [Member] | Secured Notes 2014 [Member] | Placement Agents [Member] | Warrant [Member]
Number of shares issued	29,680
Second Amendment (2016 PIPE) [Member] | Secured Notes 2014 [Member] | Placement Agents [Member] | Warrant [Member] | Maximum [Member]
Warrants exercisable date	Sep. 02, 2021
December 2015 Private Placement [Member] | 2015 Series A Warrants [Member]
Warrant exercise price (in dollars per share)										$ 16.232
Warrants exercisable date										Dec. 18, 2020
December 2015 Private Placement [Member] | 2015 Series B Warrants [Member]
Warrant exercise price (in dollars per share)										$ 21.10
Warrants exercisable date										Dec. 18, 2020
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member]
Number of unit issued										407,731
Share price (in dollars per unit)										$ 12.984
Gross proceeds from issuance of common shares										$ 5,292,670
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | Francis P. Grillo [Member]
Proceeds from common stock called										100,000
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | Non-Employee Directors [Member]
Proceeds from common stock called										50,000
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | Non-Employee Directors [Member]
Proceeds from common stock called										$ 25,000
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | 2015 Series A Warrants [Member]
Number of shares issued										162,500
Warrant exercise price (in dollars per share)										$ 0.40
December 2015 Private Placement [Member] | 2015 Purchase Agreement [Member] | 2015 Series B Warrants [Member]
Number of shares issued										122,500
Warrant exercise price (in dollars per share)										$ 0.30